Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | C000063510
Average Annual Return [Line Items]
Average Annual Return, Percent	8.85%	9.20%			8.97%
Without Sales Load [Member] | C000091256
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	9.40%			9.17%
Without Sales Load [Member] | C000063509
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%	(0.29%)			1.85%
Without Sales Load [Member] | C000091255
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.18%)			2.00%
Without Sales Load [Member] | C000164428
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	0.56%			1.72%
Without Sales Load [Member] | C000063508
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%	1.96%			2.17%
Without Sales Load [Member] | C000091254
Average Annual Return [Line Items]
Average Annual Return, Percent	4.68%	2.14%			2.39%
Without Sales Load [Member] | C000063513
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.69%)	13.22%			8.49%
Without Sales Load [Member] | C000091259
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.46%)	13.47%			8.73%
Without Sales Load [Member] | C000195178
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.40%)	11.96%		9.41%
Without Sales Load [Member] | C000195179
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.33%)	12.05%	9.54%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%			14.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	15.74%			14.71%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Bloomberg Barclays Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%	0.86%			2.34%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)			1.84%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%			9.77%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.56%			9.77%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%		10.13%
Russell 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	12.09%	9.95%
Bloomberg Barclays US Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%			2.10%
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	9.81%			9.80%
Bloomberg Barclays US Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	0.81%			2.10%
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	9.81%			9.80%
Bloomberg Barclays 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Average Annual Return, Percent	2.61%	1.15%			2.24%
Bloomberg Barclays 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%			1.94%
Bloomberg Barclays 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%	1.78%			1.94%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%	14.59%			9.23%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.88%	14.59%			9.23%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%	14.96%		9.95%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%	14.96%	9.80%